Financial instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments, Owned, at Fair Value [Abstract]
Financial instruments

1) Non-derivative financial instruments:

The Company's non-derivative financial instruments consist of cash and cash equivalents, short-term investments, accounts receivable, note receivable, accounts payables and accrued liabilities and leases. The carrying value of these financial instruments, excluding leases, approximates their fair values due to their short terms to maturity. NXT is exposed to significant interest or credit risks arising from accounts receivable and notes receivable. For accounts receivable NXT has received advance payments and does not release results of surveys until a substantial portion of the accounts receivable has been paid. For the notes receivable, NXT has secured the note receivable.

NXT is exposed to foreign exchange risk as a result of periodically holding foreign denominated financial instruments. Any unrealized foreign exchange gains and losses arising on such holdings are reflected in earnings at the end of each period.

2) Derivative financial instruments

As at December 31, 2019 and 2018, the Company held no derivative financial instruments.